NOTE 5 - LEASES: Lessee, Operating Lease, Disclosure (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Details
2023	$ 51,169	$ 68,042
2024	70,883	70,883
2025	5,926	5,926
Operating Leases, Future Minimum Payments Due	$ 144,851	$ 144,851